Stock-Based Compensation	9 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

The Company's board of directors adopted, and the Company's stockholders approved, the Amended and Restated 2005 Incentive Stock Plan, or the 2005 Stock Plan, effective January 1, 2008. The total number of shares of common stock authorized for issue pursuant to awards granted under the 2005 Stock Plan was 2,500,000 shares. The 2005 Stock Plan provides for the grant of non-qualified stock options, stock appreciation rights, restricted stock, performance shares, phantom stock, restricted stock units and other awards that are valued in whole or in part by reference to the Company's stock. As of December 31, 2009 and 2010, the Company had 1,848,897 and 2,327,875 shares outstanding under the 2005 Stock Plan (including shares reserved for issuance upon the exercise of stock options), of which 987,875 and 1,334,000 were fully vested at December 31, 2009 and 2010, respectively.

The Company's board of directors adopted, and the Company's stockholders approved, the 2011 Plan effective May 9, 2011. The principal purpose of the 2011 Plan is to attract, retain and engage selected employees, consultants and directors through the granting of stock-based compensation awards and cash-based performance bonus awards. Under the 2011 Plan, 3,000,000 shares of common stock are reserved for issuance pursuant to a variety of stock-based compensation awards, including stock options, stock appreciation rights, or SARs, restricted stock awards, restricted stock unit awards, deferred stock awards, dividend equivalent awards, stock payment awards and performance awards and other stock-based awards, plus the number of shares remaining available for future awards under the Company's 2005 Stock Plan. The number of shares reserved for issuance or transfer pursuant to awards under the 2011 Plan will be increased by the number of shares represented by awards outstanding under the Company's 2005 Stock Plan that are forfeited or lapse unexercised and which, following the effective date of the 2011 Plan, are not issued under the 2005 Stock Plan. As of September 30, 2011, 3,296,614 shares (unaudited) of the Company's common stock remained available for future issuance under the 2011 Plan. No further awards will be granted under the 2005 Stock Plan, and all outstanding awards will continue to be governed by their existing terms.

Restricted stock awards are valued at the fair value of the shares on the date of grant if vesting is based on a service or a performance condition. Granted shares vest 25% per year on each anniversary of issuance. Compensation expense is recognized on a straight-line basis over the requisite service period.

Stock option awards are granted with an exercise price equal to the fair market value of the Company's common stock at the date of grant and graded vest based on four years of continuous service and have 10-year contractual terms. The fair value of each stock option award is estimated on the date of grant using the Black-Scholes model. For option grants during 2010, the Company's weighted average assumptions for expected volatility, dividends, term, and risk-free interest rate were 51.6%, 0%, 6.25 years and 2.12%, respectively. For options granted during the nine months ended September 30, 2011, the Company's weighted average assumptions for expected volatility, dividends, term, and risk-free interest rate were 46.2% (unaudited), 0% (unaudited), 6.25 years (unaudited) and 2.0% (unaudited), respectively. Expected volatilities are based on the historical volatility of a group of peer entities within the same industry. The expected term of options is based upon the simplified method, which represents the average of the vesting term and the contractual term. The risk-free interest rate is based on U.S. Treasury yields for securities with terms approximating the expected term of the option. There were no grants of option awards prior to 2010.

To the extent a market price was not available, the fair value of the Company's common stock was estimated using a discounted cash flow analysis and market multiples, based on management's estimates of revenue, driven by assumed market growth rates, and estimated costs as well as appropriate discount rates. These estimates are consistent with the plans and estimates management uses to manage the Company's business. Share-based compensation cost included in operating expenses in the accompanying statements of operations amounted to $6,000, $113,000, and $569,000 for 2008, 2009 and 2010, respectively. For the nine months ended September 30, 2011 and 2010, share-based compensation cost included in operating expenses in the accompanying statements of operations amounted to $411,000 (unaudited) and $407,000 (unaudited), respectively.

A summary of share option activity under the plan as of, and changes during year ended December 31, 2010 and the nine months ended September 30, 2011 is presented below:

	Number of Shares	Weighted- Average Exercise Price ($)	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($000)
Outstanding at January 1, 2010	—	—
Granted	510,500	7.86
Exercised	—	—
Forfeited or expired	41,500	7.80

Outstanding at December 31, 2010	469,000	7.87	9.3	910

Granted	101,000	12.13
Exercised	(53,750)	7.80
Forfeited or expired	(163,750)	7.80

Outstanding at September 30, 2011 (unaudited)	352,500	9.16	9.1	1,179

Exercisable at September 30, 2011 (unaudited)	58,625	7.83	8.9	274
Vested or Expected to Vest at September 30, 2011 (unaudited)	328,977	9.11	9.1	1,115

The weighted-average fair value of option awards granted during the year ended December 31, 2010 was $4.06 per share. The weighted-average fair value of option awards granted during the nine months ended September 30, 2011 was $5.72 per share (unaudited).

A summary of the status of the Company's restricted stock awards as of September 30, 2011 and changes during the year ended 2010 are presented below:

	Shares	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2010	861,022	0.59
Granted	65,353	6.39
Vested	(297,750)	0.82
Forfeited	(55,375)	0.85

Outstanding at December 31, 2010	573,250	$1.12
Granted (unaudited)	—	—
Vested (unaudited)	(243,250)	0.93
Forfeited (unaudited)	(20,501)	1.09

Outstanding at September 30, 2011 (unaudited)	309,499	$1.26

The weighted-average fair value of restricted stock awards granted during the years ended 2008, 2009 and 2010 was $0.04 per share, $1.10 per share, and $6.39 per share, respectively. There were no restricted stock awards granted during the nine months ended September 30, 2011.

As of December 31, 2010 and September 30, 2011, there was $2.0 million and $1.5 million (unaudited) of total unrecognized compensation cost related to nonvested shares and options granted under the plan expected to be recognized over a weighted-average period of 1.9 years and 2.8 years (unaudited), respectively. The total fair value of shares vested during the years ended 2008, 2009 and 2010, and the nine months ended September 30, 2011 was $0 million, $0.2 million, $2.2 million, and $2.9 million (unaudited), respectively.